CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands	Share capital CNY (¥)	Share capital USD ($)	Share premium CNY (¥)	Treasury Shares CNY (¥)	Shares held for shares award scheme CNY (¥)	Other reserves CNY (¥)	Accumulated deficit CNY (¥)	Sub-total CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥)
Beginning balance at Dec. 31, 2022	¥ 159		¥ 395,724,745		¥ (5)	¥ 18,976,676	¥ (312,545,664)	¥ 102,155,911	¥ 45,425	¥ 102,201,336
Profit (loss) for the year							(4,793,564)	(4,793,564)	41,135	(4,752,429)
Share of other comprehensive loss of an equity method investee						(4,454)		(4,454)		(4,454)
Fair value changes of equity instruments at fair value through other comprehensive income (loss) ("FVOCI")						280,911		280,911		280,911
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk						(1,187,881)		(1,187,881)		(1,187,881)
Foreign currency translation adjustments						452,806		452,806		452,806
Transfer of gain on disposal of equity instruments at FVOCI to accumulated deficit, net of tax						(804,333)	804,333
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries						10,366		10,366		10,366
Share-based compensation						2,589,593		2,589,593		2,589,593
Exercise of share options and vesting of restricted shares and RSUs, net			1,865,862		1	(1,940,946)		(75,083)		(75,083)
Appropriation to statutory reserves						30,777	(30,777)
Repurchase of ordinary shares				¥ (112,666)				(112,666)		(112,666)
Transactions with non-controlling interests						(15,624)		(15,624)	14,744	(880)
Total comprehensive income (loss) for the year						(448,252)	(4,793,564)	(5,241,816)	41,135	(5,200,681)
Total transaction with equity holders in their capacity as equity holders for the year			1,865,862	(112,666)	1	663,800	(30,777)	2,386,220	14,744	2,400,964
Ending balance at Dec. 31, 2023	159	$ 1,226,769,750	397,590,607	(112,666)	(4)	18,387,891	(316,565,672)	99,300,315	101,304	99,401,619
Profit (loss) for the year							1,258,329	1,258,329	16,459	1,274,788
Share of other comprehensive loss of an equity method investee						(3,434)		(3,434)		(3,434)
Fair value changes of equity instruments at fair value through other comprehensive income (loss) ("FVOCI")						481,319		481,319		481,319
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk						365,216		365,216		365,216
Foreign currency translation adjustments						150,345		150,345		150,345
Transfer of gain on disposal of equity instruments at FVOCI to accumulated deficit, net of tax						(1,800,823)	1,800,823
Share-based compensation						2,252,738		2,252,738		2,252,738
Exercise of share options and vesting of restricted shares and RSUs, net			1,399,704		1	(1,748,136)		(348,431)		(348,431)
Appropriation to statutory reserves						47,147	(47,147)
Repurchase of ordinary shares				(4,872,181)				(4,872,181)		(4,872,181)
Cancellation of ordinary shares	(5)	$ (38,008,934)	(4,460,356)	4,460,361
Total comprehensive income (loss) for the year						993,446	1,258,329	2,251,775	16,459	2,268,234
Transfer of fair value change due to credit risk value of buyback preferred shares issued by subsidiaries						443,263	(443,263)
Total transaction with equity holders in their capacity as equity holders for the year	(5)		(3,060,652)	(411,820)	1	551,749	(47,147)	(2,967,874)		(2,967,874)
Ending balance at Dec. 31, 2024	154		394,529,955	(524,486)	(3)	18,575,526	(313,996,930)	98,584,216	117,763	98,701,979
Profit (loss) for the year							992,647	992,647	12,509	1,005,156
Fair value changes of equity instruments at fair value through other comprehensive income (loss) ("FVOCI")						1,857,400		1,857,400		1,857,400
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk						539,128		539,128		539,128
Fair value changes of debt instruments at FVOCI						(132,577)		(132,577)		(132,577)
Net provisions for impairment losses on loan receivables at FVOCI						619,237		619,237		619,237
Foreign currency translation adjustments						(756,710)		(756,710)		(756,710)
Transfer of gain on disposal of equity instruments at FVOCI to accumulated deficit, net of tax						(956,937)	956,937
Bulk issuance of ADSs reserved for share incentive plans	1				(1)
Share-based compensation						1,963,506		1,963,506		1,963,506
Exercise of share options and vesting of restricted shares and RSUs, net			871,514		1	(1,018,986)		(147,471)		(147,471)
Appropriation to statutory reserves						292,436	(292,436)
Repurchase of ordinary shares				(5,448,058)				(5,448,058)		(5,448,058)
Cancellation of ordinary shares	(5)		(4,533,708)	4,533,713
Transactions with non-controlling interests									2,500	2,500
Total comprehensive income (loss) for the year						2,126,478	992,647	3,119,125	12,509	3,131,634
Total transaction with equity holders in their capacity as equity holders for the year	(4)		(3,662,194)	(914,345)		1,236,956	(292,436)	(3,632,023)	2,500	(3,629,523)
Ending balance at Dec. 31, 2025	¥ 150		¥ 390,867,761	¥ (1,438,831)	¥ (3)	¥ 20,982,023	¥ (312,339,782)	¥ 98,071,318	¥ 132,772	¥ 98,204,090